Supplemental Oil and Gas Information (Unaudited) (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Standardized measure of discounted future net cash flows
Future cash inflows	$ 6,511,776	$ 5,747,123	$ 2,539,718
Future production costs	(2,258,554)	(1,920,497)	(992,340)
Future development costs	(620,944)	(432,144)	(230,855)
Future income tax expense (1)		(4,420)	(5,463)
Future net cash flows for estimated timing of cash flows	3,632,278	3,390,062	1,311,060
10% annual discount for estimated timing of cash flows	(2,042,362)	(1,890,648)	(714,364)
Standardized measure of discounted future net cash flows	$ 1,589,916	$ 1,499,414	$ 596,696